As filed with the Securities and Exchange Commission on August 29, 2014

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-22880

Steben Alternative Investment Funds
(Exact name of registrant as specified in charter)

9711 Washingtonian Blvd.
Suite 400
Gaithersburg, Maryland 20878
(Address of principal executive offices) (Zip code)

Francine J. Rosenberger, Esq.
c/o Steben & Company, Inc.
9711 Washingtonian Blvd.
Suite 400
Gaithersburg, Maryland 20878
 (Name and address of agent for service)

(240) 631-7600
Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period: June 30, 2014

Item 1. Schedule of Investments.

Steben Managed Futures Strategy Fund
Consolidated Schedule of Investments
June 30, 2014 (Unaudited)

	Maturity	Coupon	Principal
	Date	Rate	Amount	Value
CORPORATE BONDS: 61.67%
Finance and Insurance: 28.70%
American International Group, Inc.	03/22/2017	3.80%	1,000,000	$1,068,608
Bank of American Corporation(a)	03/22/2016	1.05%	1,000,000	1,007,449
Capital One Bank, (USA), National Association(a)	02/13/2017	0.73%	1,000,000	1,002,594
Caterpillar Financial Services Corporation(a)	03/03/2017	0.46%	1,000,000	1,001,070
Citigroup Inc.	04/01/2016	1.30%	750,000	754,478
General Electric Capital Corporation(a)	07/12/2016	0.88%	1,000,000	1,009,077
The Goldman Sachs Group, Inc.	02/07/2016	3.63%	1,000,000	1,042,277
ING Bank N.V.(b)(d)	09/25/2015	2.00%	1,000,000	1,016,089
John Deere Capital Corporation(a)	10/11/2016	0.52%	500,000	501,698
JPMorgan Chase & Co.(a)	02/26/2016	0.85%	1,000,000	1,005,655
Metropolitan Life Global Funding I(a)(b)	04/10/2017	0.61%	1,000,000	1,002,197
Morgan Stanley(a)	10/15/2015	0.71%	1,000,000	1,002,060
Telefonica Emisiones S.A.U.(d)	04/27/2015	3.73%	750,000	768,365
Wells Fargo Bank, National Association(a)	05/16/2016	0.44%	1,000,000	997,675
				13,179,292
Information: 10.47%
AT&T Inc.	08/15/2016	2.40%	750,000	772,850
NBCUniversal Enterprise, Inc.(a)(b)	04/15/2016	0.77%	1,500,000	1,508,076
Oracle Corporation(a)	07/07/2017	0.43%	1,500,000	1,500,000
Verizon Communications Inc.(a)	09/15/2016	1.76%	1,000,000	1,027,547
				4,808,473
Manufacturing: 6.56%
Anheuser-Busch Companies, LLC	03/01/2017	5.60%	1,000,000	1,116,817
Eaton Corporation	11/02/2015	0.95%	890,000	893,923
Rockwell Collins, Inc.(a)	12/15/2016	0.58%	1,000,000	1,002,446
				3,013,186
Professional, Scientific, and Technical Services: 1.09%
Volkswagen Group of America Finance, LLC(a)(b)	05/23/2017	0.60%	500,000	500,563

Retail Trade: 2.79%
BP Capital Markets(d)	03/11/2016	3.20%	750,000	783,145
The Kroger Co.(a)	10/17/2016	0.76%	500,000	501,141
				1,284,286
Transportation and Warehousing: 6.59%
Enbridge Inc.(a)(d)	06/02/2017	0.68%	1,000,000	1,002,013
Kansas City Southern de Mexico, S.A. de C.V.(a)(d)	10/28/2016	0.94%	500,000	501,723
Spectra Energy Partners, LP	06/15/2016	2.95%	500,000	518,764
TransCanada PipeLines Ltd(d)	01/15/2016	0.75%	1,000,000	1,002,528
				3,025,028
Utilities: 5.47%
The Dayton Power and Light Company(b)	09/15/2016	1.88%	500,000	508,468
Duke Energy Corporation(a)	04/03/2017	0.61%	1,000,000	1,003,002
Georgia Power Company(a)	08/15/2016	0.63%	1,000,000	1,000,263
				2,511,733
TOTAL CORPORATE BONDS (Cost $28,305,712)				28,322,561

U.S. GOVERNMENT NOTE/BOND: 4.44%
United States Treasury Note/Bond	04/30/2015	2.50%	1,000,000	1,019,961
United States Treasury Note/Bond	05/31/2015	2.13%	1,000,000	1,018,125
TOTAL U.S. GOVERNMENT NOTE/BOND (Cost $2,037,776)				2,038,086

SHORT TERM INVESTMENTS: 37.08%
COMMERCIAL PAPER: 22.79
Australia and New Zealand Banking Group Limited	09/05/2014	0.14%	500,000	499,872
AXA Financial, Inc.	07/02/2014	0.19%	250,000	249,999
Bacardi USA, Inc.	08/27/2014	0.22%	500,000	499,975
BP Capital Markets PLC	07/21/2014	0.07%	500,000	499,980
Brown-Forman Corporation	07/08/2014	0.12%	500,000	499,988
CBS Corporation	08/14/2014	0.23%	300,000	299,986
Commonwealth Bank of Australia	08/18/2014	0.12%	500,000	499,920
Credit Suisse (USA), Inc.	09/04/2014	0.18%	500,000	499,963

DBS Bank Ltd	07/25/2014	0.15%	430,000	429,957
DNB Bank ASA	08/25/2014	0.15%	500,000	499,885
GDF Suez	09/02/2014	0.15%	500,000	499,866
ING (US) Funding LLC	08/04/2014	0.21%	300,000	299,938
ING (US) Funding LLC	08/04/2014	0.21%	200,000	199,981
Mitsubishi UFJ Trust & Banking Corporation (USA)	08/18/2014	0.20%	500,000	499,867
Mizuho Funding LLC	08/25/2014	0.18%	585,000	584,961
Nextera Energy	07/11/2014	0.18%	400,000	399,979
Nissan Motor Acceptance Corporation	07/25/2014	0.24%	500,000	499,920
Oversea-Chinese Banking Corporation Limited	07/15/2014	0.14%	500,000	499,973
Prudential Public Limited Company	08/26/2014	0.20%	300,000	299,907
Southern Company Funding Corporation	07/23/2014	0.15%	500,000	499,954
Standard Chartered Bank	08/08/2014	0.18%	300,000	299,937
Sumitomo Mitsui Banking Corporation	07/10/2014	0.16%	500,000	499,979
Tesco Treasury Services PLC	08/20/2014	0.30%	500,000	499,792
VNA Holding, Inc.	07/11/2014	0.27%	400,000	399,970
TOTAL COMMERCIAL PAPER (Cost $10,463,551)				10,463,549

MONEY MARKET FUND: 12.08%
Fidelity Institutional Money Market Portfolio - Class I , 0.05%(c)			5,547,781	5,547,781
TOTAL MONEY MARKET FUND (Cost $5,547,781)				5,547,781

U.S. GOVERNMENT NOTE/BOND: 2.21%
United States Treasury Note/Bond	02/28/2015	2.38%	1,000,000	1,015,117
TOTAL U.S. GOVERNMENT NOTE/BOND (Cost $1,014,943)				1,015,117

TOTAL SHORT TERM INVESTMENTS (Cost $17,026,275)				17,026,447

TOTAL INVESTMENTS (Cost $47,369,763): 103.19%				47,387,094
Liabilities in Excess of Other Assets, (3.19)%(e)				(1,466,267)
TOTAL NET ASSETS, 100.00%				$45,920,827

(a)	Variable rate security. The rate reported is the rate in effect as of 6/30/2014.
(b)
Restricted security as defined in Rule 144(a) under the Securities Act of 1933 and determined to be liquid. Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers. At June 30, 2014, the market value of these securities total $4,535,393 which represents 9.88% of total net assets.

(c)	The rate quoted is the annualized seven-day effective yield as of June 30, 2014.
(d)	Foreign Issued Security.
(e)	Includes assets pledged as collateral for swap contracts.

Steben Managed Futures Strategy Fund
Consolidated Schedule of Swap Contracts
June 30, 2014 (Unaudited)

LONG TOTAL RETURN SWAP CONTRACTS
This investment is a holding of Steben Managed Futures Strategy Fund.
Termination Date	Reference Index	Notional	Unrealized Appreciation (Depreciation)	Counterparty
	Steben MFCF - CFC^	$ 62,500,000	$ 1,595,472	Deutsche Bank AG

^ Comprised of a proprietary basket of Commodity Trading Advisor's ("CTA") Programs investing in various futures, forwards, and currency derivative contracts and other similar investments.

Steben Managed Futures Strategy Fund
June 30, 2014 (Unaudited)

Summary of Fair Value Exposure

The price of the Steben Managed Futures Strategy Fund (the "Fund") shares is based on the net asset value ("NAV") per share of each class of the Fund. The Fund determines the NAV of its shares on each day the NYSE is open for business, as of the close of the regular trading session (typically 4:00 p.m. ET), or earlier NYSE closing time that day. If the NYSE or other securities exchange modifies the published closing price of securities traded on that exchange after the NAV is calculated, the Fund is not required to recalculate its NAV.

Generally, the Fund values portfolio securities for which market quotations are readily available at market value; however, the Fund may adjust the market quotation price to reflect events that occur between the close of those markets and the time of the Fund’s determination of the NAV. A market quotation may be considered unreliable or unavailable for various reasons, such as (1) the quotation may be stale, (2) the quotation may be unreliable because the security is not actively traded, (3) trading on the security halted before the close of the trading market, (4) the security is newly issued, (5) issuer specific events occurred after the security halted trading, or (6) due to the passage of time between the close of the market on which the security trades and the close of the NYSE. Issuer specific events that may cause the last market quotation to be unreliable include (1) a merger or insolvency, (2) events which affect a geographical area or an industry segment, such as political events or natural disasters, or (3) market events, such as a significant movement in the U.S. markets.

Both the latest transaction prices and adjustments are furnished by independent pricing services, subject to supervision by the Board of Trustees (the "Board"). The Fund values all other securities and assets for which market quotations are unavailable or unreliable at their fair value in good faith using Pricing and Valuation Procedures ("Procedures") approved by the Board. The Fund may fair value small-cap securities, for example, that are thinly traded or illiquid. Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. Fair value requires consideration of all appropriate factors, including indications of fair value available from pricing services. A fair value price is an estimated price and may vary from the prices used by other mutual funds to calculate their NAV.

Pursuant to the Procedures, the Board has delegated the day-to-day responsibility for applying and administering the Procedures to a valuation committee comprised of employees of Steben & Company, Inc. ("Steben") ("Valuation Committee") subject to the Board’s oversight. The composition of this Valuation Committee may change from time to time. The Valuation Committee follows fair valuation guidelines as set forth in the Procedures to make fair value determinations on all securities and assets for which market quotations are unavailable or unreliable. For portfolio securities fair valued by the Valuation Committee, Steben checks fair value prices by comparing the fair value of the security with values that are available from other sources (if any). Steben compares the fair value of the security to the next-day opening price or next actual sale price, when applicable. Steben documents and reports to the Valuation Committee such comparisons when they are made. The Valuation Committee reports such comparisons to the Board at their regularly scheduled meetings. The Board retains the responsibility for periodic review and consideration of the appropriateness of any fair value pricing methodology established or implemented for the Fund. Fair value pricing methods, Procedures and pricing services can change from time to time as approved by the Board, and may occur as a result of look-back testing results or changes in industry best practices.

There can be no assurance, however, that a fair value price used by the Fund on any given day will more accurately reflect the market value of a security than the market price of such security on that day, as fair valuation determinations may involve subjective judgments made by the Valuation Committee. Fair value pricing may deter shareholders from trading Fund shares on a frequent basis in an attempt to take advantage of arbitrage opportunities resulting from potentially stale prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

The Fund follows fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability.  These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
  Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

  Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2014:

	Level 1	Level 2	Level 3	Total
Investments
Corporate Bonds	$-	$28,322,561	$-	$28,322,561
U.S. Government Note/Bond	-	2,038,086	-	2,038,086
Short Term Investments	-	17,026,447	-	17,026,447
Total Investments	$-	$47,387,094	$-	$47,387,094

Swap Contracts*
Steben MFCF - CFC	$-	$1,595,472	$-	$1,595,472
Total Swap Contracts	$-	$1,595,472	$-	$1,595,472

*Swap contracts are derivative instruments not reflected in the consolidated schedule of investments, which are presented at the unrealized appreciation/(depreciation) on the instrument.
There were no transfers in or out of Level 1, Level 2 or Level 3 of the fair value hierarchy during the reporting period.

The Fund has adopted authoritative standards regarding disclosure about derivatives and hedging activities and how they affect the Fund's consolidated statement of assets and liabilities and statement of operations. Fair value of swap contracts are recorded in the Fund's consolidated statement of assets and liabilities as net unrealized gain on swap contracts or net unrealized loss on swap contracts and net unrealized appreciation of swap contracts or net unrealized depreciation of swap contracts.

Since the derivatives held long or short are for speculative trading purposes, the derivative instruments are not designated as hedging instruments. Accordingly, all realized gains and losses, as well as any change in net unrealized gains or losses on open contracts from the preceding period, are recognized as part of realized and unrealized gain (loss) in the Fund's consolidated statement of operations.

The following table presents the fair value of consolidated open swap contracts for the Steben Managed Futures Strategy Fund at June 30, 2014 as presented on the Fund's consolidated statement of assets and liabilities.

	Fair Value		Net Unrealized Gain (Loss) on
Swap Contracts	Assets	Liabilities	Open Positions
Long Total Return Swap Contracts:
Steben MFCF - CFC	$1,595,472	$-	$1,595,472

The following table presents the trading results of the derivative trading and information related to the volume of the Steben Managed Futures Strategy Fund for the three months ended June 30, 2014. The below captions of “Net Realized” and “Net Change in Unrealized” correspond to the captions in the Fund's consolidated statement of operations.

Three Months Ended June 30, 2014
Gain (Loss) from Trading
Net Change in Unrealized
Net Realized
Swap Contracts	$-	$1,595,472

The average monthly notional amount of the swap contracts during the three months ended June 30, 2014 for the Steben Managed Futures Strategy Fund was $62,500,000.

Please refer to the Fund's prospectus for a full listing of risks associated with these investments.

The cost basis of investments for federal income tax purposes at June 30, 2014 was $47,369,763. Net unrealized appreciation of investments for federal income tax purposes was as follows*:

Gross unrealized appreciation	$22,665
Gross unrealized depreciation	-5,334
Net unrealized appreciation	$17,331

*Because tax adjustments are calculated annually, the above amounts do not reflect tax adjustments.

Item 2. Controls and Procedures.

(a)
The registrant’s Chief Executive Officer and Chief Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Steben Alternative Investment Funds

By (Signature and Title)               /s/ Kenneth E. Steben
Kenneth E. Steben, Chief Executive Officer

Date           8/28/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)              /s/ Kenneth E. Steben
Kenneth E. Steben, Chief Executive Officer

Date           8/28/2014

By (Signature and Title)              /s/ Carl A. Serger
Carl A. Serger, Chief Financial Officer

Date           8/28/2014